Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss past due	¥ 7,790	¥ 7,381
The carrying amounts of overdue financial assets at fair value through profit or loss	3,601	3,176
Collateral pledged for repurchase agreements in the inter-bank market carrying amount	1,030	225
Collateral pledged in stock exchange pool carrying amount	¥ 1,139	¥ 1,179